Taxes on Income (Details)	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019	Dec. 31, 2020 USD ($)
Taxes on Income (Details) [Line Items]
Creation of tax loss carry forwards and other temporary difference percentage	0.00%
Carryforwards losses and other temporary differences amount	₪ 272,481		$ (84,753)
Israeli [Member]
Taxes on Income (Details) [Line Items]
Creation of tax loss carry forwards and other temporary difference percentage	23.00%	23.00%